Summary of Significant Accounting Policies - Summarizes Change in Capitalized Dry-Docking Activity (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Beginning Balance	$ 885,992
Cost incurred for dry docking	19,245	7,003	3,197
Ending Balance	859,308	885,992
Dry-Docking Activity [Member]
Property, Plant and Equipment [Line Items]
Beginning Balance	18,672	20,945	26,406
Cost incurred for dry docking	19,245	7,003	3,197
Dry-dock amortization	(8,648)	(8,959)	(8,658)
Vessel sales/held for sale (note 17)		(317)
Ending Balance	$ 29,269	$ 18,672	$ 20,945